Other service fees	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements [Abstract]
Other service fees

Note 37 – Other service fees

The following table presents the major categories of other service fees for the years ended December 31, 2013, 2012 and 2011.

(In thousands)	2013	2012	2011
Debit card fees	$43,262	$44,852	$59,342
Insurance fees	55,323	53,825	54,390
Credit card fees and discounts	66,309	61,576	52,544
Sale and administration of investment products	35,272	37,766	34,388
Trust fees	17,285	16,353	15,333
Processing fees	-	6,330	6,839
Other fees	17,674	17,163	18,164
Total other service fees	$235,125	$237,865	$241,000